Inventories	6 Months Ended
Sep. 30, 2022
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 4 – INVENTORIES

All the inventories are located in China. Inventories consisted of the following as of September 30, 2022 and March 31, 2022:

	As of September 30,	As of March 31,
	2022	2022
Raw materials	$487,435	$786,082
Work in process	-	-
Finished goods	1,139,525	603,479
Total	$1,626,960	$1,389,561

No lower of cost or net realizable value adjustment was recorded as of September 30, 2022 and March 31, 2022, respectively.

No inventory provision or write-downs for the six months ended September 30, 2022 and 2021.